INCOME TAX - Income tax expense (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Taxes [Line Items]
Current income tax provision (benefit)	¥ 2,889	$ 454	¥ (98,338)
Deferred income tax benefit	104,315	16,398	0
Provision (benefit) for income tax	¥ 107,204	$ 16,852	¥ (98,338)